Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SEI INSTITUTIONAL MANAGED TRUST
Entity Central Index Key	0000804239
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000078064
Shareholder Report [Line Items]
Fund Name	Large Cap Fund
Class Name	Class F
Trading Symbol	SLGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Large Cap Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Fund, Class F Shares	$45	0.91%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.89%.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.91%	[1]
AssetsNet	$ 1,433,969,000
Holdings Count | Holding	321
Advisory Fees Paid, Amount	$ 2,874
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,433,969	321	$2,874	20%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Real Estate	1.1%
Cash Equivalent	1.1%
Utilities	2.6%
Materials	2.7%
Energy	3.3%
Consumer Staples	6.7%
Consumer Discretionary	9.4%
Communication Services	10.1%
Industrials	10.5%
Health Care	13.3%
Financials	15.0%
Information Technology	24.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	4.0%
Apple Inc	3.7%
Meta Platforms Inc, Cl A	3.1%
NVIDIA Corp	2.8%
Visa Inc, Cl A	2.2%
Amazon.com Inc, Cl A	1.9%
Johnson & Johnson	1.7%
Broadcom Inc	1.4%
Citigroup Inc	1.3%
Alphabet Inc, Cl A	1.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000147400
Shareholder Report [Line Items]
Fund Name	Large Cap Fund
Class Name	Class Y
Trading Symbol	SLYCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the Large Cap Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Fund, Class Y Shares	$33	0.66%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.64%.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%	[2]
AssetsNet	$ 1,433,969,000
Holdings Count | Holding	321
Advisory Fees Paid, Amount	$ 2,874
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,433,969	321	$2,874	20%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Real Estate	1.1%
Cash Equivalent	1.1%
Utilities	2.6%
Materials	2.7%
Energy	3.3%
Consumer Staples	6.7%
Consumer Discretionary	9.4%
Communication Services	10.1%
Industrials	10.5%
Health Care	13.3%
Financials	15.0%
Information Technology	24.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	4.0%
Apple Inc	3.7%
Meta Platforms Inc, Cl A	3.1%
NVIDIA Corp	2.8%
Visa Inc, Cl A	2.2%
Amazon.com Inc, Cl A	1.9%
Johnson & Johnson	1.7%
Broadcom Inc	1.4%
Citigroup Inc	1.3%
Alphabet Inc, Cl A	1.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000018198
Shareholder Report [Line Items]
Fund Name	Large Cap Value Fund
Class Name	Class F
Trading Symbol	TRMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Large Cap Value Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Value Fund, Class F Shares	$45	0.91%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.89%.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.91%	[3]
AssetsNet	$ 1,315,065,000
Holdings Count | Holding	224
Advisory Fees Paid, Amount	$ 2,192
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,315,065	224	$2,192	8%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Cash Equivalent	1.3%
Real Estate	3.2%
Materials	3.5%
Utilities	4.6%
Consumer Discretionary	5.2%
Energy	7.5%
Communication Services	8.3%
Information Technology	8.4%
Consumer Staples	10.9%
Industrials	11.1%
Health Care	14.8%
Financials	21.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
AT&T Inc	3.3%
Citigroup Inc	2.5%
Exxon Mobil Corp	2.1%
Comcast Corp, Cl A	1.9%
Kroger Co/The	1.9%
Johnson & Johnson	1.9%
JPMorgan Chase & Co	1.8%
Bank of America Corp	1.8%
Wells Fargo & Co	1.5%
Philip Morris International Inc	1.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000018197
Shareholder Report [Line Items]
Fund Name	Large Cap Value Fund
Class Name	Class I
Trading Symbol	SEUIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class I Shares of the Large Cap Value Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Value Fund, Class I Shares	$56	1.13%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.11%.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.13%	[4]
AssetsNet	$ 1,315,065,000
Holdings Count | Holding	224
Advisory Fees Paid, Amount	$ 2,192
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,315,065	224	$2,192	8%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Cash Equivalent	1.3%
Real Estate	3.2%
Materials	3.5%
Utilities	4.6%
Consumer Discretionary	5.2%
Energy	7.5%
Communication Services	8.3%
Information Technology	8.4%
Consumer Staples	10.9%
Industrials	11.1%
Health Care	14.8%
Financials	21.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
AT&T Inc	3.3%
Citigroup Inc	2.5%
Exxon Mobil Corp	2.1%
Comcast Corp, Cl A	1.9%
Kroger Co/The	1.9%
Johnson & Johnson	1.9%
JPMorgan Chase & Co	1.8%
Bank of America Corp	1.8%
Wells Fargo & Co	1.5%
Philip Morris International Inc	1.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000147390
Shareholder Report [Line Items]
Fund Name	Large Cap Value Fund
Class Name	Class Y
Trading Symbol	SVAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the Large Cap Value Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Value Fund, Class Y Shares	$33	0.66%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.64%.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%	[5]
AssetsNet	$ 1,315,065,000
Holdings Count | Holding	224
Advisory Fees Paid, Amount	$ 2,192
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,315,065	224	$2,192	8%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Cash Equivalent	1.3%
Real Estate	3.2%
Materials	3.5%
Utilities	4.6%
Consumer Discretionary	5.2%
Energy	7.5%
Communication Services	8.3%
Information Technology	8.4%
Consumer Staples	10.9%
Industrials	11.1%
Health Care	14.8%
Financials	21.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
AT&T Inc	3.3%
Citigroup Inc	2.5%
Exxon Mobil Corp	2.1%
Comcast Corp, Cl A	1.9%
Kroger Co/The	1.9%
Johnson & Johnson	1.9%
JPMorgan Chase & Co	1.8%
Bank of America Corp	1.8%
Wells Fargo & Co	1.5%
Philip Morris International Inc	1.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000018193
Shareholder Report [Line Items]
Fund Name	Large Cap Growth Fund
Class Name	Class F
Trading Symbol	SELCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Large Cap Growth Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Growth Fund, Class F Shares	$45	0.91%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.89%.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.91%	[6]
AssetsNet	$ 1,343,489,000
Holdings Count | Holding	208
Advisory Fees Paid, Amount	$ 2,501
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,343,489	208	$2,501	34%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Total Return Swaps	-0.2%
Futures Contracts	0.0%
Energy	0.1%
Real Estate	0.5%
Utilities	1.2%
Materials	1.8%
Cash Equivalent	2.4%
Consumer Staples	3.3%
U.S. Treasury Obligation	3.4%
Industrials	6.9%
Health Care	7.5%
Financials	8.8%
Communication Services	12.7%
Consumer Discretionary	13.9%
Information Technology	37.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	9.2%
NVIDIA Corp	7.1%
Apple Inc	6.7%
Amazon.com Inc, Cl A	4.7%
Meta Platforms Inc, Cl A	4.5%
U.S. Treasury Bills, 4.26%, 5/20/2025	3.5%
Alphabet Inc, Cl A	3.4%
Netflix Inc	2.0%
AutoZone Inc	1.7%
TJX Cos Inc/The	1.6%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

C000018192
Shareholder Report [Line Items]
Fund Name	Large Cap Growth Fund
Class Name	Class I
Trading Symbol	SPGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class I Shares of the Large Cap Growth Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Growth Fund, Class I Shares	$55	1.13%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.11%.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.13%	[7]
AssetsNet	$ 1,343,489,000
Holdings Count | Holding	208
Advisory Fees Paid, Amount	$ 2,501
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,343,489	208	$2,501	34%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Total Return Swaps	-0.2%
Futures Contracts	0.0%
Energy	0.1%
Real Estate	0.5%
Utilities	1.2%
Materials	1.8%
Cash Equivalent	2.4%
Consumer Staples	3.3%
U.S. Treasury Obligation	3.4%
Industrials	6.9%
Health Care	7.5%
Financials	8.8%
Communication Services	12.7%
Consumer Discretionary	13.9%
Information Technology	37.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	9.2%
NVIDIA Corp	7.1%
Apple Inc	6.7%
Amazon.com Inc, Cl A	4.7%
Meta Platforms Inc, Cl A	4.5%
U.S. Treasury Bills, 4.26%, 5/20/2025	3.5%
Alphabet Inc, Cl A	3.4%
Netflix Inc	2.0%
AutoZone Inc	1.7%
TJX Cos Inc/The	1.6%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

C000147387
Shareholder Report [Line Items]
Fund Name	Large Cap Growth Fund
Class Name	Class Y
Trading Symbol	SLRYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the Large Cap Growth Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Growth Fund, Class Y Shares	$32	0.66%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.64%.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.66%	[8]
AssetsNet	$ 1,343,489,000
Holdings Count | Holding	208
Advisory Fees Paid, Amount	$ 2,501
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,343,489	208	$2,501	34%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Total Return Swaps	-0.2%
Futures Contracts	0.0%
Energy	0.1%
Real Estate	0.5%
Utilities	1.2%
Materials	1.8%
Cash Equivalent	2.4%
Consumer Staples	3.3%
U.S. Treasury Obligation	3.4%
Industrials	6.9%
Health Care	7.5%
Financials	8.8%
Communication Services	12.7%
Consumer Discretionary	13.9%
Information Technology	37.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	9.2%
NVIDIA Corp	7.1%
Apple Inc	6.7%
Amazon.com Inc, Cl A	4.7%
Meta Platforms Inc, Cl A	4.5%
U.S. Treasury Bills, 4.26%, 5/20/2025	3.5%
Alphabet Inc, Cl A	3.4%
Netflix Inc	2.0%
AutoZone Inc	1.7%
TJX Cos Inc/The	1.6%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

C000198269
Shareholder Report [Line Items]
Fund Name	Large Cap Index Fund
Class Name	Class F
Trading Symbol	SLGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Large Cap Index Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Index Fund, Class F Shares	$13	0.27%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.25%.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.27%	[9]
AssetsNet	$ 1,060,252,000
Holdings Count | Holding	1,014
Advisory Fees Paid, Amount	$ 115
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,060,252	1,014	$115	1%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Cash Equivalent	1.3%
Materials	2.3%
Utilities	2.4%
Real Estate	2.5%
Energy	3.7%
Consumer Staples	5.8%
Communication Services	8.9%
Industrials	9.1%
Consumer Discretionary	10.3%
Health Care	10.9%
Financials	14.9%
Information Technology	27.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Apple Inc	6.3%
Microsoft Corp	5.3%
NVIDIA Corp	4.9%
Amazon.com Inc, Cl A	3.4%
Meta Platforms Inc, Cl A	2.4%
Berkshire Hathaway Inc, Cl B	1.9%
Alphabet Inc, Cl A	1.7%
Broadcom Inc	1.5%
Alphabet Inc, Cl C	1.5%
Tesla Inc	1.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000018201
Shareholder Report [Line Items]
Fund Name	Tax-Managed Large Cap Fund
Class Name	Class F
Trading Symbol	TMLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Tax-Managed Large Cap Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Large Cap Fund, Class F Shares	$45	0.91%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.89%.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.91%	[10]
AssetsNet	$ 3,896,976,000
Holdings Count | Holding	291
Advisory Fees Paid, Amount	$ 8,315
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$3,896,976	291	$8,315	6%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Cash Equivalent	0.8%
Real Estate	1.6%
Utilities	1.8%
Materials	3.3%
Energy	3.6%
Consumer Staples	7.6%
Communication Services	8.8%
Consumer Discretionary	9.8%
Industrials	10.5%
Health Care	12.6%
Financials	17.3%
Information Technology	22.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	4.7%
Apple Inc	3.6%
Johnson & Johnson	2.3%
Moody's Corp	1.8%
Alphabet Inc, Cl A	1.8%
Alphabet Inc, Cl C	1.8%
Mastercard Inc, Cl A	1.7%
Meta Platforms Inc, Cl A	1.6%
Visa Inc, Cl A	1.6%
JPMorgan Chase & Co	1.6%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000147392
Shareholder Report [Line Items]
Fund Name	Tax-Managed Large Cap Fund
Class Name	Class Y
Trading Symbol	STLYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the Tax-Managed Large Cap Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Large Cap Fund, Class Y Shares	$32	0.66%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.64%.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.66%	[11]
AssetsNet	$ 3,896,976,000
Holdings Count | Holding	291
Advisory Fees Paid, Amount	$ 8,315
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$3,896,976	291	$8,315	6%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Cash Equivalent	0.8%
Real Estate	1.6%
Utilities	1.8%
Materials	3.3%
Energy	3.6%
Consumer Staples	7.6%
Communication Services	8.8%
Consumer Discretionary	9.8%
Industrials	10.5%
Health Care	12.6%
Financials	17.3%
Information Technology	22.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	4.7%
Apple Inc	3.6%
Johnson & Johnson	2.3%
Moody's Corp	1.8%
Alphabet Inc, Cl A	1.8%
Alphabet Inc, Cl C	1.8%
Mastercard Inc, Cl A	1.7%
Meta Platforms Inc, Cl A	1.6%
Visa Inc, Cl A	1.6%
JPMorgan Chase & Co	1.6%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000051280
Shareholder Report [Line Items]
Fund Name	S&P 500 Index Fund
Class Name	Class F
Trading Symbol	SSPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the S&P 500 Index Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P 500 Index Fund, Class F Shares	$13	0.27%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.25%.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.27%	[12]
AssetsNet	$ 929,823,000
Holdings Count | Holding	505
Advisory Fees Paid, Amount	$ 101
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$929,823	505	$101	1%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Cash Equivalent	1.6%
Materials	2.0%
Real Estate	2.2%
Utilities	2.5%
Energy	3.6%
Consumer Staples	6.0%
Industrials	8.3%
Communication Services	9.1%
Consumer Discretionary	10.1%
Health Care	11.0%
Financials	14.5%
Information Technology	29.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Apple Inc	6.9%
Microsoft Corp	5.8%
NVIDIA Corp	5.5%
Amazon.com Inc, Cl A	3.7%
Meta Platforms Inc, Cl A	2.6%
Berkshire Hathaway Inc, Cl B	2.0%
Alphabet Inc, Cl A	1.9%
Broadcom Inc	1.6%
Alphabet Inc, Cl C	1.5%
Tesla Inc	1.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000051282
Shareholder Report [Line Items]
Fund Name	S&P 500 Index Fund
Class Name	Class I
Trading Symbol	SPIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class I Shares of the S&P 500 Index Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P 500 Index Fund, Class I Shares	$33	0.67%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.65%.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%	[13]
AssetsNet	$ 929,823,000
Holdings Count | Holding	505
Advisory Fees Paid, Amount	$ 101
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$929,823	505	$101	1%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Cash Equivalent	1.6%
Materials	2.0%
Real Estate	2.2%
Utilities	2.5%
Energy	3.6%
Consumer Staples	6.0%
Industrials	8.3%
Communication Services	9.1%
Consumer Discretionary	10.1%
Health Care	11.0%
Financials	14.5%
Information Technology	29.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Apple Inc	6.9%
Microsoft Corp	5.8%
NVIDIA Corp	5.5%
Amazon.com Inc, Cl A	3.7%
Meta Platforms Inc, Cl A	2.6%
Berkshire Hathaway Inc, Cl B	2.0%
Alphabet Inc, Cl A	1.9%
Broadcom Inc	1.6%
Alphabet Inc, Cl C	1.5%
Tesla Inc	1.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000078067
Shareholder Report [Line Items]
Fund Name	Small Cap Fund
Class Name	Class F
Trading Symbol	SLLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Small Cap Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Fund, Class F Shares	$56	1.16%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.14%.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.16%	[14]
AssetsNet	$ 434,133,000
Holdings Count | Holding	677
Advisory Fees Paid, Amount	$ 1,460
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$434,133	677	$1,460	34%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Exchange Traded Fund	0.1%
Cash Equivalent	0.7%
Utilities	1.3%
Communication Services	1.5%
Real Estate	4.7%
Energy	5.1%
Materials	5.2%
Consumer Staples	5.4%
Information Technology	9.2%
Consumer Discretionary	10.8%
Health Care	14.1%
Industrials	17.1%
Financials	24.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Old National Bancorp/IN, Cl A	1.6%
CNO Financial Group Inc	1.3%
Corcept Therapeutics Inc	1.2%
Columbia Banking System Inc	1.1%
Sprouts Farmers Market Inc	1.1%
ExlService Holdings Inc	1.1%
Mr Cooper Group Inc	1.0%
Urban Outfitters Inc	1.0%
Encompass Health Corp	0.8%
Stride Inc	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000147401
Shareholder Report [Line Items]
Fund Name	Small Cap Fund
Class Name	Class Y
Trading Symbol	SMYFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the Small Cap Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Fund, Class Y Shares	$44	0.91%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.89%.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.91%	[15]
AssetsNet	$ 434,133,000
Holdings Count | Holding	677
Advisory Fees Paid, Amount	$ 1,460
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$434,133	677	$1,460	34%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Exchange Traded Fund	0.1%
Cash Equivalent	0.7%
Utilities	1.3%
Communication Services	1.5%
Real Estate	4.7%
Energy	5.1%
Materials	5.2%
Consumer Staples	5.4%
Information Technology	9.2%
Consumer Discretionary	10.8%
Health Care	14.1%
Industrials	17.1%
Financials	24.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Old National Bancorp/IN, Cl A	1.6%
CNO Financial Group Inc	1.3%
Corcept Therapeutics Inc	1.2%
Columbia Banking System Inc	1.1%
Sprouts Farmers Market Inc	1.1%
ExlService Holdings Inc	1.1%
Mr Cooper Group Inc	1.0%
Urban Outfitters Inc	1.0%
Encompass Health Corp	0.8%
Stride Inc	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000018195
Shareholder Report [Line Items]
Fund Name	Small Cap Value Fund
Class Name	Class F
Trading Symbol	SESVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Small Cap Value Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Fund, Class F Shares	$54	1.13%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.11%.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.13%	[16]
AssetsNet	$ 268,541,000
Holdings Count | Holding	450
Advisory Fees Paid, Amount	$ 876
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$268,541	450	$876	16%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Exchange Traded Fund	0.1%
Cash Equivalent	1.3%
Utilities	1.9%
Communication Services	2.3%
Consumer Staples	4.5%
Materials	6.0%
Real Estate	6.2%
Information Technology	6.9%
Health Care	7.2%
Energy	7.3%
Consumer Discretionary	11.7%
Industrials	13.7%
Financials	30.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
CNO Financial Group Inc	2.0%
Jackson Financial Inc, Cl A	1.8%
Columbia Banking System Inc	1.3%
Old National Bancorp/IN, Cl A	1.2%
Photronics Inc	1.2%
Sanmina Corp	1.1%
Zions Bancorp NA	1.0%
Lincoln National Corp	1.0%
Alkermes PLC	1.0%
Commercial Metals Co, Cl A	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000018194
Shareholder Report [Line Items]
Fund Name	Small Cap Value Fund
Class Name	Class I
Trading Symbol	SMVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class I Shares of the Small Cap Value Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Fund, Class I Shares	$65	1.35%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.33%.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.35%	[17]
AssetsNet	$ 268,541,000
Holdings Count | Holding	450
Advisory Fees Paid, Amount	$ 876
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$268,541	450	$876	16%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Exchange Traded Fund	0.1%
Cash Equivalent	1.3%
Utilities	1.9%
Communication Services	2.3%
Consumer Staples	4.5%
Materials	6.0%
Real Estate	6.2%
Information Technology	6.9%
Health Care	7.2%
Energy	7.3%
Consumer Discretionary	11.7%
Industrials	13.7%
Financials	30.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
CNO Financial Group Inc	2.0%
Jackson Financial Inc, Cl A	1.8%
Columbia Banking System Inc	1.3%
Old National Bancorp/IN, Cl A	1.2%
Photronics Inc	1.2%
Sanmina Corp	1.1%
Zions Bancorp NA	1.0%
Lincoln National Corp	1.0%
Alkermes PLC	1.0%
Commercial Metals Co, Cl A	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000147388
Shareholder Report [Line Items]
Fund Name	Small Cap Value Fund
Class Name	Class Y
Trading Symbol	SPVYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the Small Cap Value Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Fund, Class Y Shares	$42	0.88%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.86%.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.88%	[18]
AssetsNet	$ 268,541,000
Holdings Count | Holding	450
Advisory Fees Paid, Amount	$ 876
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$268,541	450	$876	16%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Exchange Traded Fund	0.1%
Cash Equivalent	1.3%
Utilities	1.9%
Communication Services	2.3%
Consumer Staples	4.5%
Materials	6.0%
Real Estate	6.2%
Information Technology	6.9%
Health Care	7.2%
Energy	7.3%
Consumer Discretionary	11.7%
Industrials	13.7%
Financials	30.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
CNO Financial Group Inc	2.0%
Jackson Financial Inc, Cl A	1.8%
Columbia Banking System Inc	1.3%
Old National Bancorp/IN, Cl A	1.2%
Photronics Inc	1.2%
Sanmina Corp	1.1%
Zions Bancorp NA	1.0%
Lincoln National Corp	1.0%
Alkermes PLC	1.0%
Commercial Metals Co, Cl A	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000018191
Shareholder Report [Line Items]
Fund Name	Small Cap Growth Fund
Class Name	Class F
Trading Symbol	SSCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Small Cap Growth Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Growth Fund, Class F Shares	$54	1.13%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.11%.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.13%	[19]
AssetsNet	$ 261,098,000
Holdings Count | Holding	381
Advisory Fees Paid, Amount	$ 830
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$261,098	381	$830	75%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Utilities	1.3%
Cash Equivalent	1.4%
Communication Services	1.6%
Materials	2.5%
Real Estate	3.3%
Energy	3.5%
Consumer Staples	5.7%
Consumer Discretionary	12.7%
Information Technology	12.9%
Financials	15.9%
Industrials	19.2%
Health Care	20.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
ExlService Holdings Inc	2.1%
Corcept Therapeutics Inc	2.0%
Sprouts Farmers Market Inc	1.6%
BellRing Brands Inc	1.2%
Adtalem Global Education Inc	1.2%
Mr Cooper Group Inc	1.2%
Brinker International Inc	1.1%
Stride Inc	1.1%
Paycom Software Inc	1.0%
Mueller Water Products Inc, Cl A	0.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000018190
Shareholder Report [Line Items]
Fund Name	Small Cap Growth Fund
Class Name	Class I
Trading Symbol	SPWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class I Shares of the Small Cap Growth Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Growth Fund, Class I Shares	$66	1.38%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.36%.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.38%	[20]
AssetsNet	$ 261,098,000
Holdings Count | Holding	381
Advisory Fees Paid, Amount	$ 830
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$261,098	381	$830	75%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Utilities	1.3%
Cash Equivalent	1.4%
Communication Services	1.6%
Materials	2.5%
Real Estate	3.3%
Energy	3.5%
Consumer Staples	5.7%
Consumer Discretionary	12.7%
Information Technology	12.9%
Financials	15.9%
Industrials	19.2%
Health Care	20.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
ExlService Holdings Inc	2.1%
Corcept Therapeutics Inc	2.0%
Sprouts Farmers Market Inc	1.6%
BellRing Brands Inc	1.2%
Adtalem Global Education Inc	1.2%
Mr Cooper Group Inc	1.2%
Brinker International Inc	1.1%
Stride Inc	1.1%
Paycom Software Inc	1.0%
Mueller Water Products Inc, Cl A	0.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000147386
Shareholder Report [Line Items]
Fund Name	Small Cap Growth Fund
Class Name	Class Y
Trading Symbol	SMAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the Small Cap Growth Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Growth Fund, Class Y Shares	$42	0.88%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.86%.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.88%	[21]
AssetsNet	$ 261,098,000
Holdings Count | Holding	381
Advisory Fees Paid, Amount	$ 830
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$261,098	381	$830	75%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Utilities	1.3%
Cash Equivalent	1.4%
Communication Services	1.6%
Materials	2.5%
Real Estate	3.3%
Energy	3.5%
Consumer Staples	5.7%
Consumer Discretionary	12.7%
Information Technology	12.9%
Financials	15.9%
Industrials	19.2%
Health Care	20.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
ExlService Holdings Inc	2.1%
Corcept Therapeutics Inc	2.0%
Sprouts Farmers Market Inc	1.6%
BellRing Brands Inc	1.2%
Adtalem Global Education Inc	1.2%
Mr Cooper Group Inc	1.2%
Brinker International Inc	1.1%
Stride Inc	1.1%
Paycom Software Inc	1.0%
Mueller Water Products Inc, Cl A	0.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000018202
Shareholder Report [Line Items]
Fund Name	Tax-Managed Small/Mid Cap Fund
Class Name	Class F
Trading Symbol	STMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Tax-Managed Small/Mid Cap Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Small/Mid Cap Fund, Class F Shares	$54	1.13%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.11%.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.13%	[22]
AssetsNet	$ 651,881,000
Holdings Count | Holding	616
Advisory Fees Paid, Amount	$ 2,176
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$651,881	616	$2,176	12%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Rights	0.0%
Cash Equivalent	1.1%
Utilities	1.4%
Communication Services	1.9%
Energy	4.2%
Real Estate	4.6%
Consumer Staples	5.6%
Materials	5.6%
Consumer Discretionary	9.5%
Health Care	10.5%
Information Technology	13.0%
Industrials	17.9%
Financials	24.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Jackson Financial Inc, Cl A	1.5%
CNO Financial Group Inc	1.4%
ExlService Holdings Inc	1.3%
Lincoln National Corp	1.2%
Axon Enterprise Inc	1.1%
Columbia Banking System Inc	1.1%
Commercial Metals Co, Cl A	1.1%
Old National Bancorp/IN, Cl A	1.1%
Urban Outfitters Inc	1.0%
FNB Corp/PA	1.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000147393
Shareholder Report [Line Items]
Fund Name	Tax-Managed Small/Mid Cap Fund
Class Name	Class Y
Trading Symbol	STMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the Tax-Managed Small/Mid Cap Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Small/Mid Cap Fund, Class Y Shares	$44	0.91%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.89%.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.91%	[23]
AssetsNet	$ 651,881,000
Holdings Count | Holding	616
Advisory Fees Paid, Amount	$ 2,176
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$651,881	616	$2,176	12%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Rights	0.0%
Cash Equivalent	1.1%
Utilities	1.4%
Communication Services	1.9%
Energy	4.2%
Real Estate	4.6%
Consumer Staples	5.6%
Materials	5.6%
Consumer Discretionary	9.5%
Health Care	10.5%
Information Technology	13.0%
Industrials	17.9%
Financials	24.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Jackson Financial Inc, Cl A	1.5%
CNO Financial Group Inc	1.4%
ExlService Holdings Inc	1.3%
Lincoln National Corp	1.2%
Axon Enterprise Inc	1.1%
Columbia Banking System Inc	1.1%
Commercial Metals Co, Cl A	1.1%
Old National Bancorp/IN, Cl A	1.1%
Urban Outfitters Inc	1.0%
FNB Corp/PA	1.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000018199
Shareholder Report [Line Items]
Fund Name	Mid-Cap Fund
Class Name	Class F
Trading Symbol	SEMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Mid-Cap Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Fund, Class F Shares	$49	0.99%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.98%.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%	[24]
AssetsNet	$ 70,545,000
Holdings Count | Holding	270
Advisory Fees Paid, Amount	$ 153
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$70,545	270	$153	27%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Rights	0.0%
Exchange Traded Fund	0.5%
Cash Equivalent	1.6%
Communication Services	2.0%
Materials	3.0%
Consumer Staples	3.5%
Energy	6.0%
Utilities	6.9%
Real Estate	8.0%
Health Care	9.7%
Information Technology	11.1%
Consumer Discretionary	11.4%
Industrials	16.6%
Financials	19.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Keysight Technologies Inc	1.8%
Cheniere Energy Inc	1.5%
Howmet Aerospace Inc	1.5%
Genpact Ltd	1.2%
Allstate Corp/The	1.1%
Cboe Global Markets Inc	1.1%
Ross Stores Inc	1.0%
Expedia Group Inc	0.9%
M&T Bank Corp	0.9%
Hasbro Inc	0.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000030067
Shareholder Report [Line Items]
Fund Name	Mid-Cap Fund
Class Name	Class I
Trading Symbol	SIPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class I Shares of the Mid-Cap Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Fund, Class I Shares	$59	1.21%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.20%.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.21%	[25]
AssetsNet	$ 70,545,000
Holdings Count | Holding	270
Advisory Fees Paid, Amount	$ 153
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$70,545	270	$153	27%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Rights	0.0%
Exchange Traded Fund	0.5%
Cash Equivalent	1.6%
Communication Services	2.0%
Materials	3.0%
Consumer Staples	3.5%
Energy	6.0%
Utilities	6.9%
Real Estate	8.0%
Health Care	9.7%
Information Technology	11.1%
Consumer Discretionary	11.4%
Industrials	16.6%
Financials	19.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Keysight Technologies Inc	1.8%
Cheniere Energy Inc	1.5%
Howmet Aerospace Inc	1.5%
Genpact Ltd	1.2%
Allstate Corp/The	1.1%
Cboe Global Markets Inc	1.1%
Ross Stores Inc	1.0%
Expedia Group Inc	0.9%
M&T Bank Corp	0.9%
Hasbro Inc	0.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000147391
Shareholder Report [Line Items]
Fund Name	Mid-Cap Fund
Class Name	Class Y
Trading Symbol	SFDYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the Mid-Cap Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Fund, Class Y Shares	$36	0.74%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.73%.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.74%	[26]
AssetsNet	$ 70,545,000
Holdings Count | Holding	270
Advisory Fees Paid, Amount	$ 153
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$70,545	270	$153	27%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Rights	0.0%
Exchange Traded Fund	0.5%
Cash Equivalent	1.6%
Communication Services	2.0%
Materials	3.0%
Consumer Staples	3.5%
Energy	6.0%
Utilities	6.9%
Real Estate	8.0%
Health Care	9.7%
Information Technology	11.1%
Consumer Discretionary	11.4%
Industrials	16.6%
Financials	19.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Keysight Technologies Inc	1.8%
Cheniere Energy Inc	1.5%
Howmet Aerospace Inc	1.5%
Genpact Ltd	1.2%
Allstate Corp/The	1.1%
Cboe Global Markets Inc	1.1%
Ross Stores Inc	1.0%
Expedia Group Inc	0.9%
M&T Bank Corp	0.9%
Hasbro Inc	0.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000018203
Shareholder Report [Line Items]
Fund Name	U.S. Managed Volatility Fund
Class Name	Class F
Trading Symbol	SVOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the U.S. Managed Volatility Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Managed Volatility Fund, Class F Shares	$46	0.92%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.90%.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%	[27]
AssetsNet	$ 584,342,000
Holdings Count | Holding	468
Advisory Fees Paid, Amount	$ 972
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$584,342	468	$972	25%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Real Estate	0.5%
Cash Equivalent	1.8%
Materials	2.0%
Energy	2.2%
Utilities	3.8%
Consumer Discretionary	9.5%
Communication Services	9.7%
Consumer Staples	11.5%
Industrials	11.9%
Financials	12.2%
Health Care	15.3%
Information Technology	19.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
AT&T Inc	2.2%
Verizon Communications Inc	2.1%
Gilead Sciences Inc	2.0%
Cisco Systems Inc	2.0%
Bristol-Myers Squibb Co	1.8%
Amdocs Ltd	1.5%
International Business Machines Corp	1.5%
Bank of New York Mellon Corp/The	1.4%
Altria Group Inc	1.4%
Cardinal Health Inc	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000036885
Shareholder Report [Line Items]
Fund Name	U.S. Managed Volatility Fund
Class Name	Class I
Trading Symbol	SEVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class I Shares of the U.S. Managed Volatility Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Managed Volatility Fund, Class I Shares	$59	1.17%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.15%.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.17%	[28]
AssetsNet	$ 584,342,000
Holdings Count | Holding	468
Advisory Fees Paid, Amount	$ 972
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$584,342	468	$972	25%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Real Estate	0.5%
Cash Equivalent	1.8%
Materials	2.0%
Energy	2.2%
Utilities	3.8%
Consumer Discretionary	9.5%
Communication Services	9.7%
Consumer Staples	11.5%
Industrials	11.9%
Financials	12.2%
Health Care	15.3%
Information Technology	19.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
AT&T Inc	2.2%
Verizon Communications Inc	2.1%
Gilead Sciences Inc	2.0%
Cisco Systems Inc	2.0%
Bristol-Myers Squibb Co	1.8%
Amdocs Ltd	1.5%
International Business Machines Corp	1.5%
Bank of New York Mellon Corp/The	1.4%
Altria Group Inc	1.4%
Cardinal Health Inc	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000147394
Shareholder Report [Line Items]
Fund Name	U.S. Managed Volatility Fund
Class Name	Class Y
Trading Symbol	SUSYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the U.S. Managed Volatility Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Managed Volatility Fund, Class Y Shares	$34	0.67%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.65%.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[29]
AssetsNet	$ 584,342,000
Holdings Count | Holding	468
Advisory Fees Paid, Amount	$ 972
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$584,342	468	$972	25%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Real Estate	0.5%
Cash Equivalent	1.8%
Materials	2.0%
Energy	2.2%
Utilities	3.8%
Consumer Discretionary	9.5%
Communication Services	9.7%
Consumer Staples	11.5%
Industrials	11.9%
Financials	12.2%
Health Care	15.3%
Information Technology	19.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
AT&T Inc	2.2%
Verizon Communications Inc	2.1%
Gilead Sciences Inc	2.0%
Cisco Systems Inc	2.0%
Bristol-Myers Squibb Co	1.8%
Amdocs Ltd	1.5%
International Business Machines Corp	1.5%
Bank of New York Mellon Corp/The	1.4%
Altria Group Inc	1.4%
Cardinal Health Inc	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000030063
Shareholder Report [Line Items]
Fund Name	Global Managed Volatility Fund
Class Name	Class F
Trading Symbol	SVTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Global Managed Volatility Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Managed Volatility Fund, Class F Shares	$57	1.13%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.11%.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.13%	[30]
AssetsNet	$ 787,723,000
Holdings Count | Holding	474
Advisory Fees Paid, Amount	$ 2,186
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$787,723	474	$2,186	43%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Forward Contracts	-0.1%
Futures Contracts	0.0%
Other Countries	5.4%
Spain	1.4%
Israel	1.4%
Sweden	1.5%
Norway	1.6%
Hong Kong	2.2%
France	2.2%
Netherlands	2.6%
Canada	2.8%
Switzerland	4.4%
United Kingdom	4.5%
Japan	9.5%
United States	59.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
AT&T Inc	2.0%
Cisco Systems Inc	1.7%
Motorola Solutions Inc	1.5%
Kimberly-Clark Corp	1.4%
Boston Scientific Corp	1.4%
Microsoft Corp	1.4%
Koninklijke Ahold Delhaize NV	1.3%
Electronic Arts Inc	1.3%
Johnson & Johnson	1.3%
McKesson Corp	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000036887
Shareholder Report [Line Items]
Fund Name	Global Managed Volatility Fund
Class Name	Class I
Trading Symbol	SGMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class I Shares of the Global Managed Volatility Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Managed Volatility Fund, Class I Shares	$70	1.38%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.36%.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.38%	[31]
AssetsNet	$ 787,723,000
Holdings Count | Holding	474
Advisory Fees Paid, Amount	$ 2,186
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$787,723	474	$2,186	43%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Forward Contracts	-0.1%
Futures Contracts	0.0%
Other Countries	5.4%
Spain	1.4%
Israel	1.4%
Sweden	1.5%
Norway	1.6%
Hong Kong	2.2%
France	2.2%
Netherlands	2.6%
Canada	2.8%
Switzerland	4.4%
United Kingdom	4.5%
Japan	9.5%
United States	59.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
AT&T Inc	2.0%
Cisco Systems Inc	1.7%
Motorola Solutions Inc	1.5%
Kimberly-Clark Corp	1.4%
Boston Scientific Corp	1.4%
Microsoft Corp	1.4%
Koninklijke Ahold Delhaize NV	1.3%
Electronic Arts Inc	1.3%
Johnson & Johnson	1.3%
McKesson Corp	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000147396
Shareholder Report [Line Items]
Fund Name	Global Managed Volatility Fund
Class Name	Class Y
Trading Symbol	SGLYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the Global Managed Volatility Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Managed Volatility Fund, Class Y Shares	$45	0.88%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.86%.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%	[32]
AssetsNet	$ 787,723,000
Holdings Count | Holding	474
Advisory Fees Paid, Amount	$ 2,186
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$787,723	474	$2,186	43%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Forward Contracts	-0.1%
Futures Contracts	0.0%
Other Countries	5.4%
Spain	1.4%
Israel	1.4%
Sweden	1.5%
Norway	1.6%
Hong Kong	2.2%
France	2.2%
Netherlands	2.6%
Canada	2.8%
Switzerland	4.4%
United Kingdom	4.5%
Japan	9.5%
United States	59.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
AT&T Inc	2.0%
Cisco Systems Inc	1.7%
Motorola Solutions Inc	1.5%
Kimberly-Clark Corp	1.4%
Boston Scientific Corp	1.4%
Microsoft Corp	1.4%
Koninklijke Ahold Delhaize NV	1.3%
Electronic Arts Inc	1.3%
Johnson & Johnson	1.3%
McKesson Corp	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000047774
Shareholder Report [Line Items]
Fund Name	Tax-Managed Managed Volatility Fund
Class Name	Class F
Trading Symbol	TMMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Tax-Managed Managed Volatility Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Managed Volatility Fund, Class F Shares	$47	0.93%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.91%.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%	[33]
AssetsNet	$ 734,825,000
Holdings Count | Holding	177
Advisory Fees Paid, Amount	$ 1,296
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$734,825	177	$1,296	20%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Real Estate	0.3%
Energy	1.9%
Cash Equivalent	2.0%
Materials	2.4%
Utilities	4.8%
Consumer Discretionary	7.8%
Communication Services	8.1%
Industrials	11.3%
Information Technology	14.1%
Financials	14.2%
Health Care	15.6%
Consumer Staples	17.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Progressive Corp/The	2.3%
AutoZone Inc	2.1%
Waste Management Inc	1.9%
AT&T Inc	1.8%
Northrop Grumman Corp	1.8%
Elevance Health Inc	1.8%
Verizon Communications Inc	1.7%
Aflac Inc	1.7%
Walmart Inc	1.6%
Microsoft Corp	1.6%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000147398
Shareholder Report [Line Items]
Fund Name	Tax-Managed Managed Volatility Fund
Class Name	Class Y
Trading Symbol	STVYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the Tax-Managed Managed Volatility Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Managed Volatility Fund, Class Y Shares	$34	0.68%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.66%.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%	[34]
AssetsNet	$ 734,825,000
Holdings Count | Holding	177
Advisory Fees Paid, Amount	$ 1,296
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$734,825	177	$1,296	20%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Real Estate	0.3%
Energy	1.9%
Cash Equivalent	2.0%
Materials	2.4%
Utilities	4.8%
Consumer Discretionary	7.8%
Communication Services	8.1%
Industrials	11.3%
Information Technology	14.1%
Financials	14.2%
Health Care	15.6%
Consumer Staples	17.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Progressive Corp/The	2.3%
AutoZone Inc	2.1%
Waste Management Inc	1.9%
AT&T Inc	1.8%
Northrop Grumman Corp	1.8%
Elevance Health Inc	1.8%
Verizon Communications Inc	1.7%
Aflac Inc	1.7%
Walmart Inc	1.6%
Microsoft Corp	1.6%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000171910
Shareholder Report [Line Items]
Fund Name	Tax-Managed International Managed Volatility Fund
Class Name	Class F
Trading Symbol	SMINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Tax-Managed International Managed Volatility Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed International Managed Volatility Fund, Class F Shares	$57	1.13%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.11%.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.13%	[35]
AssetsNet	$ 222,014,000
Holdings Count | Holding	401
Advisory Fees Paid, Amount	$ 459
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$222,014	401	$459	22%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Other Countries	12.9%
Sweden	2.1%
Hong Kong	2.8%
Denmark	2.9%
Spain	3.2%
Netherlands	3.6%
Singapore	4.0%
Australia	4.1%
Germany	7.1%
France	9.1%
Switzerland	9.8%
United Kingdom	13.0%
Japan	22.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Novartis AG	1.7%
Deutsche Telekom AG	1.7%
Koninklijke Ahold Delhaize NV	1.6%
Orange SA	1.5%
Imperial Brands PLC	1.5%
Engie SA	1.2%
Tesco PLC	1.1%
GSK PLC	1.1%
Roche Holding AG	1.0%
Swiss Re AG	0.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000171911
Shareholder Report [Line Items]
Fund Name	Tax-Managed International Managed Volatility Fund
Class Name	Class Y
Trading Symbol	SIMYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the Tax-Managed International Managed Volatility Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed International Managed Volatility Fund, Class Y Shares	$44	0.88%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.86%.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%	[36]
AssetsNet	$ 222,014,000
Holdings Count | Holding	401
Advisory Fees Paid, Amount	$ 459
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$222,014	401	$459	22%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Other Countries	12.9%
Sweden	2.1%
Hong Kong	2.8%
Denmark	2.9%
Spain	3.2%
Netherlands	3.6%
Singapore	4.0%
Australia	4.1%
Germany	7.1%
France	9.1%
Switzerland	9.8%
United Kingdom	13.0%
Japan	22.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Novartis AG	1.7%
Deutsche Telekom AG	1.7%
Koninklijke Ahold Delhaize NV	1.6%
Orange SA	1.5%
Imperial Brands PLC	1.5%
Engie SA	1.2%
Tesco PLC	1.1%
GSK PLC	1.1%
Roche Holding AG	1.0%
Swiss Re AG	0.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000018189
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	Class F
Trading Symbol	SETAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Real Estate Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Fund, Class F Shares	$57	1.16%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.14%.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.16%	[37]
AssetsNet	$ 69,312,000
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 205
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$69,312	56	$205	41%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	1.0%
Real Estate	98.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
American Tower Corp, Cl A	6.6%
Equinix Inc	6.4%
Prologis Inc	5.9%
Welltower Inc	5.6%
Ventas Inc	4.5%
Digital Realty Trust Inc, Cl A	4.0%
Extra Space Storage Inc	3.7%
Invitation Homes Inc	3.7%
UDR Inc,	3.0%
Realty Income Corp,	2.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000036883
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	Class I
Trading Symbol	SEIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class I Shares of the Real Estate Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Fund, Class I Shares	$68	1.38%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.36%.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.38%	[38]
AssetsNet	$ 69,312,000
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 205
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$69,312	56	$205	41%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	1.0%
Real Estate	98.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
American Tower Corp, Cl A	6.6%
Equinix Inc	6.4%
Prologis Inc	5.9%
Welltower Inc	5.6%
Ventas Inc	4.5%
Digital Realty Trust Inc, Cl A	4.0%
Extra Space Storage Inc	3.7%
Invitation Homes Inc	3.7%
UDR Inc,	3.0%
Realty Income Corp,	2.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000147385
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	Class Y
Trading Symbol	SREYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the Real Estate Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Fund, Class Y Shares	$45	0.91%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.89%.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.91%	[39]
AssetsNet	$ 69,312,000
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 205
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$69,312	56	$205	41%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	1.0%
Real Estate	98.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
American Tower Corp, Cl A	6.6%
Equinix Inc	6.4%
Prologis Inc	5.9%
Welltower Inc	5.6%
Ventas Inc	4.5%
Digital Realty Trust Inc, Cl A	4.0%
Extra Space Storage Inc	3.7%
Invitation Homes Inc	3.7%
UDR Inc,	3.0%
Realty Income Corp,	2.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000018187
Shareholder Report [Line Items]
Fund Name	Core Fixed Income Fund
Class Name	Class F
Trading Symbol	TRLVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Core Fixed Income Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Fixed Income Fund, Class F Shares	$34	0.68%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.66%.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%	[40]
AssetsNet	$ 3,493,350,000
Holdings Count | Holding	3,045
Advisory Fees Paid, Amount	$ 3,436
InvestmentCompanyPortfolioTurnover	226.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$3,493,350	3,045	$3,436	226%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Forwards	0.0%
Purchased Swaption	0.0%
Futures Contracts	0.1%
Municipal Bonds	0.2%
U.S. Government Agency Obligations	0.2%
Loan Participations	0.2%
Materials	0.6%
Sovereign Debt	0.6%
Real Estate	0.7%
Consumer Discretionary	0.9%
Consumer Staples	1.1%
Energy	1.3%
Communication Services	1.5%
Industrials	1.5%
Information Technology	1.5%
Cash Equivalent	2.3%
Health Care	2.6%
Utilities	2.7%
Asset-Backed Securities	6.6%
Financials	6.9%
U.S. Treasury Obligations	31.8%
Mortgage-Backed Securities	42.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	4.000%	03/31/30	6.3%
U.S. Treasury Bonds	4.750%	02/15/45	2.4%
U.S. Treasury Notes	3.875%	03/15/28	2.4%
U.S. Treasury Notes	3.875%	03/31/27	2.2%
U.S. Treasury Notes	4.625%	02/15/35	1.8%
U.S. Treasury Bonds	4.625%	02/15/55	1.5%
U.S. Treasury Notes	4.250%	01/15/28	1.1%
U.S. Treasury Bonds	1.750%	08/15/41	1.1%
FNMA	3.500%	05/15/55	0.9%
GNMA	6.000%	04/28/36	0.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

C000018186
Shareholder Report [Line Items]
Fund Name	Core Fixed Income Fund
Class Name	Class I
Trading Symbol	SCXIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class I Shares of the Core Fixed Income Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Fixed Income Fund, Class I Shares	$45	0.90%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.88%.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%	[41]
AssetsNet	$ 3,493,350,000
Holdings Count | Holding	3,045
Advisory Fees Paid, Amount	$ 3,436
InvestmentCompanyPortfolioTurnover	226.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$3,493,350	3,045	$3,436	226%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Forwards	0.0%
Purchased Swaption	0.0%
Futures Contracts	0.1%
Municipal Bonds	0.2%
U.S. Government Agency Obligations	0.2%
Loan Participations	0.2%
Materials	0.6%
Sovereign Debt	0.6%
Real Estate	0.7%
Consumer Discretionary	0.9%
Consumer Staples	1.1%
Energy	1.3%
Communication Services	1.5%
Industrials	1.5%
Information Technology	1.5%
Cash Equivalent	2.3%
Health Care	2.6%
Utilities	2.7%
Asset-Backed Securities	6.6%
Financials	6.9%
U.S. Treasury Obligations	31.8%
Mortgage-Backed Securities	42.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	4.000%	03/31/30	6.3%
U.S. Treasury Bonds	4.750%	02/15/45	2.4%
U.S. Treasury Notes	3.875%	03/15/28	2.4%
U.S. Treasury Notes	3.875%	03/31/27	2.2%
U.S. Treasury Notes	4.625%	02/15/35	1.8%
U.S. Treasury Bonds	4.625%	02/15/55	1.5%
U.S. Treasury Notes	4.250%	01/15/28	1.1%
U.S. Treasury Bonds	1.750%	08/15/41	1.1%
FNMA	3.500%	05/15/55	0.9%
GNMA	6.000%	04/28/36	0.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

C000147384
Shareholder Report [Line Items]
Fund Name	Core Fixed Income Fund
Class Name	Class Y
Trading Symbol	SCFYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the Core Fixed Income Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Fixed Income Fund, Class Y Shares	$21	0.43%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.41%.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.43%	[42]
AssetsNet	$ 3,493,350,000
Holdings Count | Holding	3,045
Advisory Fees Paid, Amount	$ 3,436
InvestmentCompanyPortfolioTurnover	226.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$3,493,350	3,045	$3,436	226%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Forwards	0.0%
Purchased Swaption	0.0%
Futures Contracts	0.1%
Municipal Bonds	0.2%
U.S. Government Agency Obligations	0.2%
Loan Participations	0.2%
Materials	0.6%
Sovereign Debt	0.6%
Real Estate	0.7%
Consumer Discretionary	0.9%
Consumer Staples	1.1%
Energy	1.3%
Communication Services	1.5%
Industrials	1.5%
Information Technology	1.5%
Cash Equivalent	2.3%
Health Care	2.6%
Utilities	2.7%
Asset-Backed Securities	6.6%
Financials	6.9%
U.S. Treasury Obligations	31.8%
Mortgage-Backed Securities	42.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	4.000%	03/31/30	6.3%
U.S. Treasury Bonds	4.750%	02/15/45	2.4%
U.S. Treasury Notes	3.875%	03/15/28	2.4%
U.S. Treasury Notes	3.875%	03/31/27	2.2%
U.S. Treasury Notes	4.625%	02/15/35	1.8%
U.S. Treasury Bonds	4.625%	02/15/55	1.5%
U.S. Treasury Notes	4.250%	01/15/28	1.1%
U.S. Treasury Bonds	1.750%	08/15/41	1.1%
FNMA	3.500%	05/15/55	0.9%
GNMA	6.000%	04/28/36	0.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

C000018196
Shareholder Report [Line Items]
Fund Name	High Yield Bond Fund
Class Name	Class F
Trading Symbol	SHYAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the High Yield Bond Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Bond Fund, Class F Shares	$46	0.91%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.89%.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%	[43]
AssetsNet	$ 1,084,586,000
Holdings Count | Holding	1,240
Advisory Fees Paid, Amount	$ 2,307
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,084,586	1,240	$2,307	34%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Right	0.0%
Forwards	0.0%
Warrants	0.1%
Preferred Stock	1.3%
Cash Equivalent	1.4%
Consumer Staples	2.1%
Utilities	2.2%
Real Estate	2.4%
Information Technology	3.5%
Health Care	7.4%
Asset-Backed Securities	8.2%
Materials	8.4%
Financials	8.7%
Industrials	9.3%
Energy	10.4%
Loan Participations	10.5%
Communication Services	10.5%
Consumer Discretionary	13.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
DISH Network	11.750%	11/15/27	0.5%
CCO Holdings	5.000%	02/01/28	0.5%
Zayo Group Holdings	4.000%	03/01/27	0.5%
Voya CLO, Ser 2024-6A, Cl SUB	0.000%	01/20/38	0.5%
Benefit Street Partners CLO V-B, Ser 2018-5BA	0.000%	04/20/31	0.5%
CCO Holdings	4.500%	08/15/30	0.4%
CCO Holdings	4.250%	02/01/31	0.4%
TCP Whitney CLO, Ser 2017-1I, Cl SUB	0.000%	08/20/29	0.4%
1261229 BC	10.000%	04/15/32	0.4%
Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB	0.000%	04/20/34	0.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

C000036884
Shareholder Report [Line Items]
Fund Name	High Yield Bond Fund
Class Name	Class I
Trading Symbol	SEIYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class I Shares of the High Yield Bond Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Bond Fund, Class I Shares	$60	1.20%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.18%.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.20%	[44]
AssetsNet	$ 1,084,586,000
Holdings Count | Holding	1,240
Advisory Fees Paid, Amount	$ 2,307
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,084,586	1,240	$2,307	34%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Right	0.0%
Forwards	0.0%
Warrants	0.1%
Preferred Stock	1.3%
Cash Equivalent	1.4%
Consumer Staples	2.1%
Utilities	2.2%
Real Estate	2.4%
Information Technology	3.5%
Health Care	7.4%
Asset-Backed Securities	8.2%
Materials	8.4%
Financials	8.7%
Industrials	9.3%
Energy	10.4%
Loan Participations	10.5%
Communication Services	10.5%
Consumer Discretionary	13.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
DISH Network	11.750%	11/15/27	0.5%
CCO Holdings	5.000%	02/01/28	0.5%
Zayo Group Holdings	4.000%	03/01/27	0.5%
Voya CLO, Ser 2024-6A, Cl SUB	0.000%	01/20/38	0.5%
Benefit Street Partners CLO V-B, Ser 2018-5BA	0.000%	04/20/31	0.5%
CCO Holdings	4.500%	08/15/30	0.4%
CCO Holdings	4.250%	02/01/31	0.4%
TCP Whitney CLO, Ser 2017-1I, Cl SUB	0.000%	08/20/29	0.4%
1261229 BC	10.000%	04/15/32	0.4%
Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB	0.000%	04/20/34	0.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

C000147389
Shareholder Report [Line Items]
Fund Name	High Yield Bond Fund
Class Name	Class Y
Trading Symbol	SIYYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the High Yield Bond Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Bond Fund, Class Y Shares	$33	0.66%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.64%.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%	[45]
AssetsNet	$ 1,084,586,000
Holdings Count | Holding	1,240
Advisory Fees Paid, Amount	$ 2,307
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,084,586	1,240	$2,307	34%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Right	0.0%
Forwards	0.0%
Warrants	0.1%
Preferred Stock	1.3%
Cash Equivalent	1.4%
Consumer Staples	2.1%
Utilities	2.2%
Real Estate	2.4%
Information Technology	3.5%
Health Care	7.4%
Asset-Backed Securities	8.2%
Materials	8.4%
Financials	8.7%
Industrials	9.3%
Energy	10.4%
Loan Participations	10.5%
Communication Services	10.5%
Consumer Discretionary	13.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
DISH Network	11.750%	11/15/27	0.5%
CCO Holdings	5.000%	02/01/28	0.5%
Zayo Group Holdings	4.000%	03/01/27	0.5%
Voya CLO, Ser 2024-6A, Cl SUB	0.000%	01/20/38	0.5%
Benefit Street Partners CLO V-B, Ser 2018-5BA	0.000%	04/20/31	0.5%
CCO Holdings	4.500%	08/15/30	0.4%
CCO Holdings	4.250%	02/01/31	0.4%
TCP Whitney CLO, Ser 2017-1I, Cl SUB	0.000%	08/20/29	0.4%
1261229 BC	10.000%	04/15/32	0.4%
Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB	0.000%	04/20/34	0.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

C000167937
Shareholder Report [Line Items]
Fund Name	Conservative Income Fund
Class Name	Class F
Trading Symbol	COIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Conservative Income Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Conservative Income Fund, Class F Shares	$16	0.32%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.30%.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%	[46]
AssetsNet	$ 981,398,000
Holdings Count | Holding	170
Advisory Fees Paid, Amount	$ 257
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$981,398	170	$257

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
U.S. Treasury Obligations	0.3%
Consumer Discretionary	0.4%
Certificates of Deposit	21.4%
Repurchase Agreements	22.0%
Commercial Paper	55.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Goldman Sachs & Co	4.370%	03/31/25	10.4%
Bank of America Securities	4.370%	03/31/25	9.2%
Landesbank Baden-Wuerttemberg	4.331%	04/01/25	3.6%
Cabot Trail Funding	4.331%	04/01/25	3.6%
Chesham Finance	4.281%	04/01/25	3.1%
Chesham Finance	4.371%	04/01/25	2.5%
TD Securities	4.380%	03/31/25	2.4%
DBS Bank	4.397%	05/27/25	1.5%
National Westminster Bank	4.357%	05/12/25	1.2%
Alinghi Funding	4.599%	04/03/25	0.9%

C000167938
Shareholder Report [Line Items]
Fund Name	Conservative Income Fund
Class Name	Class Y
Trading Symbol	COIYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the Conservative Income Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Conservative Income Fund, Class Y Shares	$11	0.22%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.20%.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%	[47]
AssetsNet	$ 981,398,000
Holdings Count | Holding	170
Advisory Fees Paid, Amount	$ 257
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$981,398	170	$257

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
U.S. Treasury Obligations	0.3%
Consumer Discretionary	0.4%
Certificates of Deposit	21.4%
Repurchase Agreements	22.0%
Commercial Paper	55.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Goldman Sachs & Co	4.370%	03/31/25	10.4%
Bank of America Securities	4.370%	03/31/25	9.2%
Landesbank Baden-Wuerttemberg	4.331%	04/01/25	3.6%
Cabot Trail Funding	4.331%	04/01/25	3.6%
Chesham Finance	4.281%	04/01/25	3.1%
Chesham Finance	4.371%	04/01/25	2.5%
TD Securities	4.380%	03/31/25	2.4%
DBS Bank	4.397%	05/27/25	1.5%
National Westminster Bank	4.357%	05/12/25	1.2%
Alinghi Funding	4.599%	04/03/25	0.9%

C000167939
Shareholder Report [Line Items]
Fund Name	Tax-Free Conservative Income Fund
Class Name	Class F
Trading Symbol	TFCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Tax-Free Conservative Income Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free Conservative Income Fund, Class F Shares	$16	0.32%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.30%.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%	[48]
AssetsNet	$ 210,895,000
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 65
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$210,895	108	$65

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Tax-Exempt Commercial Paper	19.1%
Municipal Bonds	83.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Iowa State, Finance Authority, Disaster Area Economic Development, CJ Bio America Project	2.990%	12/01/41	3.6%
Wanaque	4.000%	12/18/25	3.5%
Lucie County, Florida Power & Light Project, Ser R	2.850%	09/01/28	3.4%
Pennsylvania State, Turnpike Commission	2.720%	12/01/39	3.1%
Colorado Springs, Utilities System Revenue, Ser C-REMK	2.720%	11/01/28	2.9%
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser A-4	2.850%	08/01/39	2.5%
Massachusetts Bay, Transportation Authority	2.850%	05/01/25	2.4%
Lincoln, Electric System Revenue	2.900%	05/19/25	2.4%
Nashville & Davidson County, Water & Sewer Revenue	3.100%	04/10/25	2.4%
Colorado State, Health Facilities Authority, Intermountain Healthcare, Ser S	2.750%	05/15/62	2.1%

C000167940
Shareholder Report [Line Items]
Fund Name	Tax-Free Conservative Income Fund
Class Name	Class Y
Trading Symbol	TFCYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the Tax-Free Conservative Income Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free Conservative Income Fund, Class Y Shares	$11	0.22%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.20%.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%	[49]
AssetsNet	$ 210,895,000
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 65
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$210,895	108	$65

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Tax-Exempt Commercial Paper	19.1%
Municipal Bonds	83.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Iowa State, Finance Authority, Disaster Area Economic Development, CJ Bio America Project	2.990%	12/01/41	3.6%
Wanaque	4.000%	12/18/25	3.5%
Lucie County, Florida Power & Light Project, Ser R	2.850%	09/01/28	3.4%
Pennsylvania State, Turnpike Commission	2.720%	12/01/39	3.1%
Colorado Springs, Utilities System Revenue, Ser C-REMK	2.720%	11/01/28	2.9%
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser A-4	2.850%	08/01/39	2.5%
Massachusetts Bay, Transportation Authority	2.850%	05/01/25	2.4%
Lincoln, Electric System Revenue	2.900%	05/19/25	2.4%
Nashville & Davidson County, Water & Sewer Revenue	3.100%	04/10/25	2.4%
Colorado State, Health Facilities Authority, Intermountain Healthcare, Ser S	2.750%	05/15/62	2.1%

C000036881
Shareholder Report [Line Items]
Fund Name	Real Return Fund
Class Name	Class F
Trading Symbol	SRAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Real Return Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Return Fund, Class F Shares	$24	0.47%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.45%.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%	[50]
AssetsNet	$ 379,172,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 244
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$379,172	22	$244	16%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.1%
U.S. Treasury Obligations	99.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Inflation Protected Securities	1.625%	10/15/29	6.8%
U.S. Treasury Inflation Protected Securities	2.125%	04/15/29	6.7%
U.S. Treasury Inflation Protected Securities	2.375%	10/15/28	6.4%
U.S. Treasury Inflation Protected Securities	1.625%	10/15/27	6.2%
U.S. Treasury Inflation Protected Securities	1.250%	04/15/28	6.0%
U.S. Treasury Inflation Protected Securities	0.125%	04/15/27	5.9%
U.S. Treasury Inflation Protected Securities	0.125%	10/15/26	5.9%
U.S. Treasury Inflation Protected Securities	0.500%	01/15/28	5.4%
U.S. Treasury Inflation Protected Securities	0.375%	07/15/27	5.3%
U.S. Treasury Inflation Protected Securities	0.125%	01/15/30	5.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000147397
Shareholder Report [Line Items]
Fund Name	Real Return Fund
Class Name	Class Y
Trading Symbol	SRYRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the Real Return Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Return Fund, Class Y Shares	$19	0.37%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.35%.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[51]
AssetsNet	$ 379,172,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 244
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$379,172	22	$244	16%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.1%
U.S. Treasury Obligations	99.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Inflation Protected Securities	1.625%	10/15/29	6.8%
U.S. Treasury Inflation Protected Securities	2.125%	04/15/29	6.7%
U.S. Treasury Inflation Protected Securities	2.375%	10/15/28	6.4%
U.S. Treasury Inflation Protected Securities	1.625%	10/15/27	6.2%
U.S. Treasury Inflation Protected Securities	1.250%	04/15/28	6.0%
U.S. Treasury Inflation Protected Securities	0.125%	04/15/27	5.9%
U.S. Treasury Inflation Protected Securities	0.125%	10/15/26	5.9%
U.S. Treasury Inflation Protected Securities	0.500%	01/15/28	5.4%
U.S. Treasury Inflation Protected Securities	0.375%	07/15/27	5.3%
U.S. Treasury Inflation Protected Securities	0.125%	01/15/30	5.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000158774
Shareholder Report [Line Items]
Fund Name	Dynamic Asset Allocation Fund
Class Name	Class F
Trading Symbol	SDYAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Dynamic Asset Allocation Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Asset Allocation Fund, Class F Shares	$39	0.77%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.75%.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%	[52]
AssetsNet	$ 739,216,000
Holdings Count | Holding	534
Advisory Fees Paid, Amount	$ 753
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$739,216	534	$753	6%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	-0.3%
Written Swaption	-0.2%
Written Options	0.0%
Total Return Swaps	0.1%
Purchased Options	0.3%
Purchased Swaption	0.4%
Cash Equivalent	1.3%
Materials	1.5%
Real Estate	1.7%
Utilities	1.9%
Energy	2.7%
Interest Rate Swaps	3.9%
Consumer Staples	4.5%
Industrials	6.4%
Communication Services	6.9%
Consumer Discretionary	7.7%
Health Care	8.3%
Financials	10.9%
Information Technology	22.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Apple Inc	5.2%
Microsoft Corp	4.4%
NVIDIA Corp	4.2%
Amazon.com Inc, Cl A	2.8%
Meta Platforms Inc, Cl A	2.0%
Berkshire Hathaway Inc, Cl B	1.5%
Alphabet Inc, Cl A	1.4%
Interest Rate Swap OIS 4.35 11/02/2031	1.3%
Broadcom Inc	1.2%
Alphabet Inc, Cl C	1.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000158775
Shareholder Report [Line Items]
Fund Name	Dynamic Asset Allocation Fund
Class Name	Class Y
Trading Symbol	SDYYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the Dynamic Asset Allocation Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Asset Allocation Fund, Class Y Shares	$26	0.52%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.50%.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%	[53]
AssetsNet	$ 739,216,000
Holdings Count | Holding	534
Advisory Fees Paid, Amount	$ 753
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$739,216	534	$753	6%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	-0.3%
Written Swaption	-0.2%
Written Options	0.0%
Total Return Swaps	0.1%
Purchased Options	0.3%
Purchased Swaption	0.4%
Cash Equivalent	1.3%
Materials	1.5%
Real Estate	1.7%
Utilities	1.9%
Energy	2.7%
Interest Rate Swaps	3.9%
Consumer Staples	4.5%
Industrials	6.4%
Communication Services	6.9%
Consumer Discretionary	7.7%
Health Care	8.3%
Financials	10.9%
Information Technology	22.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Apple Inc	5.2%
Microsoft Corp	4.4%
NVIDIA Corp	4.2%
Amazon.com Inc, Cl A	2.8%
Meta Platforms Inc, Cl A	2.0%
Berkshire Hathaway Inc, Cl B	1.5%
Alphabet Inc, Cl A	1.4%
Interest Rate Swap OIS 4.35 11/02/2031	1.3%
Broadcom Inc	1.2%
Alphabet Inc, Cl C	1.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000085250
Shareholder Report [Line Items]
Fund Name	Multi-Strategy Alternative Fund
Class Name	Class F
Trading Symbol	SMSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Multi-Strategy Alternative Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Strategy Alternative Fund, Class F Shares	$249	5.01%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes dividend, interest, and proxy fee expense, and other expenses outside the cap. Had this expense been excluded the ratio would have been 1.35%.

Expenses Paid, Amount	$ 249
Expense Ratio, Percent	5.01%	[54]
AssetsNet	$ 240,321,000
Holdings Count | Holding	457
Advisory Fees Paid, Amount	$ 963
InvestmentCompanyPortfolioTurnover	161.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$240,321	457	$963	161%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Written Option	0.0%
Forwards	0.0%
Total Return Swaps	0.0%
Right	0.0%
Warrants	0.0%
Credit Default Swaps	0.0%
Purchased Option	0.0%
Cash Collateral	0.0%
Preferred Stock	0.2%
Mortgage-Backed Securities	0.3%
Consumer Staples	1.1%
Communication Services	1.3%
Financials	1.4%
Real Estate	1.8%
Utilities	1.8%
Health Care	3.2%
Information Technology	3.6%
U.S. Treasury Obligations	3.9%
Industrials	4.7%
Loan Participations	5.6%
Consumer Discretionary	5.9%
Energy	5.9%
Materials	7.1%
Cash Equivalents	9.2%
Registered Investment Companies	20.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Merger Fund, Cl I	21.0%
U.S. Treasury Bills, 4.24%, 5/29/2025	1.4%
Wynn Resorts Ltd	1.1%
Penn Entertainment Inc	1.1%
Healthcare Realty Trust Inc, Cl A	0.9%
Franklin Resources Inc	0.9%
EquipmentShare.com	0.9%
Zoom Video Communications Inc, Cl A	0.9%
U.S. Treasury Bills, 4.24%, 6/12/2025	0.8%
U.S. Treasury Bills, 4.23%, 6/20/2025	0.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

C000147402
Shareholder Report [Line Items]
Fund Name	Multi-Strategy Alternative Fund
Class Name	Class Y
Trading Symbol	SMUYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the Multi-Strategy Alternative Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Strategy Alternative Fund, Class Y Shares	$236	4.76%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes dividend, interest, and proxy fee expense, and other expenses outside the cap. Had this expense been excluded the ratio would have been 1.10%.

Expenses Paid, Amount	$ 236
Expense Ratio, Percent	4.76%	[55]
AssetsNet	$ 240,321,000
Holdings Count | Holding	457
Advisory Fees Paid, Amount	$ 963
InvestmentCompanyPortfolioTurnover	161.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$240,321	457	$963	161%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Written Option	0.0%
Forwards	0.0%
Total Return Swaps	0.0%
Right	0.0%
Warrants	0.0%
Credit Default Swaps	0.0%
Purchased Option	0.0%
Cash Collateral	0.0%
Preferred Stock	0.2%
Mortgage-Backed Securities	0.3%
Consumer Staples	1.1%
Communication Services	1.3%
Financials	1.4%
Real Estate	1.8%
Utilities	1.8%
Health Care	3.2%
Information Technology	3.6%
U.S. Treasury Obligations	3.9%
Industrials	4.7%
Loan Participations	5.6%
Consumer Discretionary	5.9%
Energy	5.9%
Materials	7.1%
Cash Equivalents	9.2%
Registered Investment Companies	20.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Merger Fund, Cl I	21.0%
U.S. Treasury Bills, 4.24%, 5/29/2025	1.4%
Wynn Resorts Ltd	1.1%
Penn Entertainment Inc	1.1%
Healthcare Realty Trust Inc, Cl A	0.9%
Franklin Resources Inc	0.9%
EquipmentShare.com	0.9%
Zoom Video Communications Inc, Cl A	0.9%
U.S. Treasury Bills, 4.24%, 6/12/2025	0.8%
U.S. Treasury Bills, 4.23%, 6/20/2025	0.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

C000243126
Shareholder Report [Line Items]
Fund Name	Liquid Alternative Fund
Class Name	Class F
Trading Symbol	LLOBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Liquid Alternative Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Liquid Alternative Fund, Class F Shares	$53	1.07%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.05%.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.07%	[56]
AssetsNet	$ 189,105,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 472
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$189,105	15	$472

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Future	-0.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
DOLLAR INDEX JUN25	0.3%
S&P500 EMINI FUT JUN25	0.2%
3 MONTH SOFR FUT SEP26	0.0%
EURO FX CURR FUT JUN25	0.0%
C$ CURRENCY FUT JUN25	0.0%
US LONG BOND(CBT) JUN25	0.0%
JPN YEN CURR FUT JUN25	0.0%
US LONG BOND(CBT) JUN25	0.0%
S&P MID 400 EMINI JUN25	0.0%
AUDUSD CRNCY FUT JUN25	0.8%

C000243125
Shareholder Report [Line Items]
Fund Name	Liquid Alternative Fund
Class Name	Class Y
Trading Symbol	LLOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the Liquid Alternative Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Liquid Alternative Fund, Class Y Shares	$40	0.82%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.80%.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.82%	[57]
AssetsNet	$ 189,105,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 472
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$189,105	15	$472

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Future	-0.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
DOLLAR INDEX JUN25	0.3%
S&P500 EMINI FUT JUN25	0.2%
3 MONTH SOFR FUT SEP26	0.0%
EURO FX CURR FUT JUN25	0.0%
C$ CURRENCY FUT JUN25	0.0%
US LONG BOND(CBT) JUN25	0.0%
JPN YEN CURR FUT JUN25	0.0%
US LONG BOND(CBT) JUN25	0.0%
S&P MID 400 EMINI JUN25	0.0%
AUDUSD CRNCY FUT JUN25	0.8%

C000109624
Shareholder Report [Line Items]
Fund Name	Multi-Asset Accumulation Fund
Class Name	Class F
Trading Symbol	SAAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Multi-Asset Accumulation Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Accumulation Fund, Class F Shares	$59	1.19%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.17%.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.19%	[58]
AssetsNet	$ 1,169,945,000
Holdings Count | Holding	307
Advisory Fees Paid, Amount	$ 3,924
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,169,945	307	$3,924	47%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Forwards	-0.2%
Total Return Swaps	-0.1%
Warrant	0.0%
Foreign Common Stock	0.0%
Rights	0.0%
Futures Contracts	0.1%
Sovereign Debt	6.2%
U.S. Treasury Obligations	46.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bills, 4.40%, 6/5/2025	4.8%
U.S. Treasury Bills, 4.24%, 4/17/2025	4.3%
U.S. Treasury Bills, 4.22%, 7/3/2025	2.7%
U.S. Treasury Inflation Protected Securities, 1.75%, 1/15/2034	1.9%
U.S. Treasury Inflation Protected Securities, 0.13%, 1/15/2032	1.8%
U.S. Treasury Inflation Protected Securities, 1.13%, 1/15/2033	1.8%
U.S. Treasury Bills, 4.24%, 8/7/2025	1.8%
U.S. Treasury Inflation Protected Securities, 1.88%, 7/15/2034	1.8%
U.S. Treasury Inflation Protected Securities, 0.63%, 7/15/2032	1.8%
U.S. Treasury Inflation Protected Securities, 1.38%, 7/15/2033	1.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

C000147403
Shareholder Report [Line Items]
Fund Name	Multi-Asset Accumulation Fund
Class Name	Class Y
Trading Symbol	SMOYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the Multi-Asset Accumulation Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Accumulation Fund, Class Y Shares	$46	0.94%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.92%.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.94%	[59]
AssetsNet	$ 1,169,945,000
Holdings Count | Holding	307
Advisory Fees Paid, Amount	$ 3,924
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,169,945	307	$3,924	47%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Forwards	-0.2%
Total Return Swaps	-0.1%
Warrant	0.0%
Foreign Common Stock	0.0%
Rights	0.0%
Futures Contracts	0.1%
Sovereign Debt	6.2%
U.S. Treasury Obligations	46.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bills, 4.40%, 6/5/2025	4.8%
U.S. Treasury Bills, 4.24%, 4/17/2025	4.3%
U.S. Treasury Bills, 4.22%, 7/3/2025	2.7%
U.S. Treasury Inflation Protected Securities, 1.75%, 1/15/2034	1.9%
U.S. Treasury Inflation Protected Securities, 0.13%, 1/15/2032	1.8%
U.S. Treasury Inflation Protected Securities, 1.13%, 1/15/2033	1.8%
U.S. Treasury Bills, 4.24%, 8/7/2025	1.8%
U.S. Treasury Inflation Protected Securities, 1.88%, 7/15/2034	1.8%
U.S. Treasury Inflation Protected Securities, 0.63%, 7/15/2032	1.8%
U.S. Treasury Inflation Protected Securities, 1.38%, 7/15/2033	1.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

C000109625
Shareholder Report [Line Items]
Fund Name	Multi-Asset Income Fund
Class Name	Class F
Trading Symbol	SIOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Multi-Asset Income Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Income Fund, Class F Shares	$41	0.82%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.80%.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%	[60]
AssetsNet	$ 520,458,000
Holdings Count | Holding	1,001
Advisory Fees Paid, Amount	$ 1,118
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$520,458	1,001	$1,118	39%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Forwards	-0.1%
Interest Rate Swaps	0.0%
Credit Default Swaps	0.0%
Warrants	0.0%
Futures Contracts	0.0%
Municipal Bond	0.0%
Convertible Bonds	0.1%
Utilities	0.1%
Materials	0.2%
Cash Collateral	0.3%
Consumer Discretionary	0.5%
Industrials	0.8%
Real Estate	1.0%
Information Technology	1.1%
Exchange Traded Funds	1.2%
Communication Services	1.6%
Energy	1.9%
Health Care	3.1%
Consumer Staples	3.8%
Financials	4.8%
Loan Participations	5.3%
Sovereign Debt	8.2%
Mortgage-Backed Securities	10.2%
Asset-Backed Securities	13.8%
Corporate Obligations	40.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SPDR Blackstone Senior Loan ETF	0.6%
Invesco Senior Loan ETF	0.6%
Altria Group Inc	0.5%
CME Group Inc, Cl A	0.5%
Philip Morris International Inc	0.5%
AbbVie Inc	0.5%
Oversea-Chinese Banking Corp Ltd	0.4%
Johnson & Johnson	0.4%
Oracle	0.4%
DBS Group Holdings Ltd	0.4%

C000147404
Shareholder Report [Line Items]
Fund Name	Multi-Asset Income Fund
Class Name	Class Y
Trading Symbol	SLIYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the Multi-Asset Income Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Income Fund, Class Y Shares	$36	0.72%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.70%.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%	[61]
AssetsNet	$ 520,458,000
Holdings Count | Holding	1,001
Advisory Fees Paid, Amount	$ 1,118
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$520,458	1,001	$1,118	39%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Forwards	-0.1%
Interest Rate Swaps	0.0%
Credit Default Swaps	0.0%
Warrants	0.0%
Futures Contracts	0.0%
Municipal Bond	0.0%
Convertible Bonds	0.1%
Utilities	0.1%
Materials	0.2%
Cash Collateral	0.3%
Consumer Discretionary	0.5%
Industrials	0.8%
Real Estate	1.0%
Information Technology	1.1%
Exchange Traded Funds	1.2%
Communication Services	1.6%
Energy	1.9%
Health Care	3.1%
Consumer Staples	3.8%
Financials	4.8%
Loan Participations	5.3%
Sovereign Debt	8.2%
Mortgage-Backed Securities	10.2%
Asset-Backed Securities	13.8%
Corporate Obligations	40.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SPDR Blackstone Senior Loan ETF	0.6%
Invesco Senior Loan ETF	0.6%
Altria Group Inc	0.5%
CME Group Inc, Cl A	0.5%
Philip Morris International Inc	0.5%
AbbVie Inc	0.5%
Oversea-Chinese Banking Corp Ltd	0.4%
Johnson & Johnson	0.4%
Oracle	0.4%
DBS Group Holdings Ltd	0.4%

C000109626
Shareholder Report [Line Items]
Fund Name	Multi-Asset Inflation Managed Fund
Class Name	Class F
Trading Symbol	SIFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Multi-Asset Inflation Managed Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Inflation Managed Fund, Class F Shares	$64	1.25%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes dividend, interest, and proxy fee expense, and other expenses outside the cap. Had this expense been excluded the ratio would have been 0.91%.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.25%	[62]
AssetsNet	$ 557,241,000
Holdings Count | Holding	1,225
Advisory Fees Paid, Amount	$ 924
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$557,241	1,225	$924	25%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Forward	0.0%
Rights	0.0%
Credit Default Swaps	0.0%
Real Estate	0.1%
Health Care	0.1%
Sovereign Debt	0.2%
Foreign Common Stock	0.2%
Materials	0.2%
Communication Services	0.2%
Information Technology	0.3%
Interest Rate Swaps	0.7%
Energy	0.7%
Consumer Staples	0.7%
Cash Collateral	0.7%
Futures Contracts	0.8%
Utilities	0.9%
Industrials	0.9%
Consumer Discretionary	1.1%
U.S. Government Agency Obligations	1.3%
Financials	3.0%
Asset-Backed Securities	3.5%
Mortgage-Backed Securities	3.8%
Common Stock	24.8%
U.S. Treasury Obligations	51.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Inflation Protected Securities, 0.38%, 7/15/2027	17.6%
U.S. Treasury Inflation Protected Securities, 0.25%, 7/15/2029	13.8%
U.S. Treasury Bills, 4.25%, 4/17/2025	1.9%
Exxon Mobil Corp	1.9%
U.S. Treasury Notes, 4.50%, 1/31/2026	1.7%
U.S. Treasury Inflation Protected Securities, 0.75%, 7/15/2028	1.5%
U.S. Treasury Notes, 4.42%, 4/30/2025	1.4%
U.S. Treasury Bills, 4.23%, 4/10/2025	1.3%
U.S. Treasury Bills, 4.21%, 5/22/2025	1.2%
U.S. Treasury Notes, 4.42%, 10/31/2025	1.2%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

C000147405
Shareholder Report [Line Items]
Fund Name	Multi-Asset Inflation Managed Fund
Class Name	Class Y
Trading Symbol	SLFYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the Multi-Asset Inflation Managed Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Inflation Managed Fund, Class Y Shares	$50	0.99%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes dividend, interest, and proxy fee expense, and other expenses outside the cap. Had this expense been excluded the ratio would have been 0.65%.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%	[63]
AssetsNet	$ 557,241,000
Holdings Count | Holding	1,225
Advisory Fees Paid, Amount	$ 924
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$557,241	1,225	$924	25%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Forward	0.0%
Rights	0.0%
Credit Default Swaps	0.0%
Real Estate	0.1%
Health Care	0.1%
Sovereign Debt	0.2%
Foreign Common Stock	0.2%
Materials	0.2%
Communication Services	0.2%
Information Technology	0.3%
Interest Rate Swaps	0.7%
Energy	0.7%
Consumer Staples	0.7%
Cash Collateral	0.7%
Futures Contracts	0.8%
Utilities	0.9%
Industrials	0.9%
Consumer Discretionary	1.1%
U.S. Government Agency Obligations	1.3%
Financials	3.0%
Asset-Backed Securities	3.5%
Mortgage-Backed Securities	3.8%
Common Stock	24.8%
U.S. Treasury Obligations	51.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Inflation Protected Securities, 0.38%, 7/15/2027	17.6%
U.S. Treasury Inflation Protected Securities, 0.25%, 7/15/2029	13.8%
U.S. Treasury Bills, 4.25%, 4/17/2025	1.9%
Exxon Mobil Corp	1.9%
U.S. Treasury Notes, 4.50%, 1/31/2026	1.7%
U.S. Treasury Inflation Protected Securities, 0.75%, 7/15/2028	1.5%
U.S. Treasury Notes, 4.42%, 4/30/2025	1.4%
U.S. Treasury Bills, 4.23%, 4/10/2025	1.3%
U.S. Treasury Bills, 4.21%, 5/22/2025	1.2%
U.S. Treasury Notes, 4.42%, 10/31/2025	1.2%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

C000109627
Shareholder Report [Line Items]
Fund Name	Multi-Asset Capital Stability Fund
Class Name	Class F
Trading Symbol	SCLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Multi-Asset Capital Stability Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Capital Stability Fund, Class F Shares	$32	0.64%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.62%.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[64]
AssetsNet	$ 462,409,000
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ 863
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$462,409	123	$863	77%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	-0.2%
Total Return Swaps	0.5%
U.S. Government Agency Obligation	1.9%
Registered Investment Companies	4.8%
Common Stock	7.7%
U.S. Treasury Obligations	23.3%
Commercial Paper	26.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bill, 4.24%, 4/17/2025	10.8%
FHLMC	1.9%
Janus Henderson AAA CLO ETF	1.8%
Microsoft Corp	1.2%
Broadcom Inc	1.2%
Alphabet Inc, Cl A	1.2%
NVIDIA Corp	1.2%
Meta Platforms Inc, Cl A	1.1%
iShares iBoxx High Yield Corporate Bond ETF	0.9%
SPDR Bloomberg High Yield Bond ETF	0.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

C000147406
Shareholder Report [Line Items]
Fund Name	Multi-Asset Capital Stability Fund
Class Name	Class Y
Trading Symbol	SMLYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the Multi-Asset Capital Stability Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Capital Stability Fund, Class Y Shares	$27	0.54%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.52%.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%	[65]
AssetsNet	$ 462,409,000
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ 863
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$462,409	123	$863	77%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	-0.2%
Total Return Swaps	0.5%
U.S. Government Agency Obligation	1.9%
Registered Investment Companies	4.8%
Common Stock	7.7%
U.S. Treasury Obligations	23.3%
Commercial Paper	26.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bill, 4.24%, 4/17/2025	10.8%
FHLMC	1.9%
Janus Henderson AAA CLO ETF	1.8%
Microsoft Corp	1.2%
Broadcom Inc	1.2%
Alphabet Inc, Cl A	1.2%
NVIDIA Corp	1.2%
Meta Platforms Inc, Cl A	1.1%
iShares iBoxx High Yield Corporate Bond ETF	0.9%
SPDR Bloomberg High Yield Bond ETF	0.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

[1]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.89%.
[2]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.64%.
[3]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.89%.
[4]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.11%.
[5]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.64%.
[6]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.89%.
[7]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.11%.
[8]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.64%.
[9]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.25%.
[10]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.89%.
[11]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.64%.
[12]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.25%.
[13]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.65%.
[14]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.14%.
[15]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.89%.
[16]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.11%.
[17]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.33%.
[18]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.86%.
[19]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.11%.
[20]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.36%.
[21]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.86%.
[22]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.11%.
[23]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.89%.
[24]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.98%.
[25]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.20%.
[26]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.73%.
[27]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.90%.
[28]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.15%.
[29]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.65%.
[30]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.11%.
[31]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.36%.
[32]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.86%.
[33]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.91%.
[34]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.66%.
[35]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.11%.
[36]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.86%.
[37]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.14%.
[38]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.36%.
[39]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.89%.
[40]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.66%.
[41]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.88%.
[42]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.41%.
[43]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.89%.
[44]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.18%.
[45]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.64%.
[46]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.30%.
[47]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.20%.
[48]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.30%.
[49]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.20%.
[50]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.45%.
[51]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.35%.
[52]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.75%.
[53]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.50%.
[54]	The expense ratio includes dividend, interest, and proxy fee expense, and other expenses outside the cap. Had this expense been excluded the ratio would have been 1.35%.
[55]	The expense ratio includes dividend, interest, and proxy fee expense, and other expenses outside the cap. Had this expense been excluded the ratio would have been 1.10%.
[56]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.05%.
[57]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.80%.
[58]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.17%.
[59]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.92%.
[60]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.80%.
[61]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.70%.
[62]	The expense ratio includes dividend, interest, and proxy fee expense, and other expenses outside the cap. Had this expense been excluded the ratio would have been 0.91%.
[63]	The expense ratio includes dividend, interest, and proxy fee expense, and other expenses outside the cap. Had this expense been excluded the ratio would have been 0.65%.
[64]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.62%.
[65]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.52%.